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BRANDES
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Brandes Core Plus Fixed Income Fund

Supplement dated October 11, 2017 to the
 Statutory Prospectus and Statement of Additional Information (“SAI”) dated January 31, 2017

Effective immediately, the Class R6 Shares for the Brandes Core Plus Fixed Income Fund are available for purchase.

Please retain this Supplement with the Statutory Prospectus and SAI.